Label	Element	Value
Intrepid Disciplined Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Intrepid Disciplined Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Intrepid Disciplined Value Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for one year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal conditions, the Fund invests in a diversified portfolio of equity securities of companies of any size capitalization. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible preferred stocks, warrants, options, exchange-traded funds (“ETFs”) and foreign securities, which include American Depositary Receipts (“ADRs”).  The Fund invests in undervalued equity securities and believes an equity security is undervalued if the market value of the outstanding equity security is less than the intrinsic value of the company issuing the equity security.  The Fund seeks to invest in equity securities whose future prospects are misunderstood or not fully recognized by the market.  The Fund considers the intrinsic value of a company to be the present value of a company’s expected future stream of free cash flows discounted by an appropriate discount rate.  After estimating the intrinsic value of a company, the Fund adjusts for debt, cash, and other potential capital (such as minority interest) on the company’s balance sheet.  The Fund then makes buy/sell decisions by comparing a company’s market value with its intrinsic value estimates.  The Fund seeks to invest in internally financed companies generating cash in excess of their business needs, with predictable revenue streams, and in industries with high barriers to entry.  In determining the presence of these factors, the Fund’s investment adviser reviews periodic reports filed with the Securities and Exchange Commission as well as industry publications.

In certain market conditions, the Adviser may determine that it is appropriate for the Fund to hold a significant cash position for an extended period of time.  The Fund expects that it may maintain substantial cash positions when the Adviser determines that such cash holdings, given the risks the Adviser believes to be present in the market, are more beneficial to shareholders than investment in additional equity securities.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is a risk that you could lose all or a portion of your money on your investment in the Fund.  This risk may increase during times of significant market volatility.  The following risks could affect the value of your investment:

•
Equity Securities Risks:  Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value.  This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

•	Market Risk: Securities selected for the Fund’s portfolio may decline in value more than the overall stock market.

•
Small and Medium Capitalization Company Risk:  The Fund may invest in small and medium capitalization companies that tend to be more volatile and less liquid than large capitalization companies, which can negatively affect the Fund’s ability to purchase or sell these securities.  Small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
Value Investing Risk:  The risk associated with the Fund’s investment in companies it considers undervalued relative to their peers or the general stock market where these securities may decline or may not reach what the investment adviser believes are their full value.

•
Foreign Securities Risk:  Stocks of non-U.S. companies (whether directly or in ADRs) as an asset class may underperform stocks of U.S. companies, and such stocks may be less liquid and more volatile than stocks of U.S. companies.  The costs associated with securities transactions are often higher in foreign countries than the U.S.  The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund may be affected unfavorably by changes in foreign currency exchange rates.  An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund, if the positions are not fully hedged.  Additionally, investments in foreign securities, whether or not publicly traded in the U.S., may involve risks which are in addition to those inherent in domestic investments.  Foreign companies may not be subject to the same regulatory requirements of U.S. companies and, as a consequence, there may be less publicly available information about such companies.  Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies.  Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

•
ADR Risk:  ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

•
High Portfolio Turnover Risk:  High portfolio turnover will produce higher transaction costs (such as brokerage commissions or markups or markdowns) which a Fund must pay, and will increase realized gains (or losses) to investors, which may lower a Fund’s after-tax performance.

•
Liquidity Risk: The risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments.  Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them.  If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund.  Liquidity issues may also make it difficult to value the Fund’s investments.

•	Cash Position Risk: The ability of the Fund to meet its objective may be limited to the extent it holds assets in cash (or cash equivalents) or is otherwise uninvested.

•
Exchange-Traded Fund Risk:  The risk of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities.  Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investment in ETFs.  ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Investor Class shares (the only Class currently available for sale).  The table shows how the Fund’s average annual returns over 1 and 5 years and since inception compare with those of a broad measure of market performance, as well as an additional index that reflects the market sectors in which the Fund invests.  No performance information is available for the Institutional Class shares since that class had not commenced operations as of the date of this Prospectus.  The performance for the Institutional Class shares would differ only to the extent that the Institutional Class shares have different expenses than the Investor Class shares.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.intrepidcapitalfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fund uses the Russell 3000® Total Return Index as an additional index because it compares the Fund’s performance with the return of an index holding investments similar to those of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.intrepidcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Intrepid Disciplined Value Fund – Investor Class Calendar Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:
Best Quarter	June 30, 2009	14.85%
Worst Quarter	December 31, 2008	-17.56%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.56%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Fund uses the Russell 3000® Total Return Index as an additional index because it compares the Fund’s performance with the return of an index holding investments similar to those of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the period ended December 31, 2016)
Intrepid Disciplined Value Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2007
Intrepid Disciplined Value Fund | Russell 3000® Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2007
Intrepid Disciplined Value Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distributions and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	421
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	730
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,609
Annual Return 2008	rr_AnnualReturn2008	(23.84%)
Annual Return 2009	rr_AnnualReturn2009	31.90%
Annual Return 2010	rr_AnnualReturn2010	16.75%
Annual Return 2011	rr_AnnualReturn2011	(0.58%)
Annual Return 2012	rr_AnnualReturn2012	10.51%
Annual Return 2013	rr_AnnualReturn2013	18.53%
Annual Return 2014	rr_AnnualReturn2014	7.77%
Annual Return 2015	rr_AnnualReturn2015	(3.70%)
Annual Return 2016	rr_AnnualReturn2016	12.02%
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.77%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2007
Intrepid Disciplined Value Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.96%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.46%
Intrepid Disciplined Value Fund | Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.61%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.37%
Intrepid Disciplined Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distributions and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[2]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated expenses for the current fiscal year for the Institutional Class shares.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	597
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,325
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is available for the Institutional Class shares since that class had not commenced operations as of the date of this Prospectus.

[1]	"Other Expenses" are based on estimated expenses for the current fiscal year for the Institutional Class shares.
[2]	Intrepid Capital Management, Inc. (the "Adviser") has contractually agreed to reduce its fees and/or reimburse the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 1.30% of the Fund's average daily net assets for the Investor Class shares of the Fund, and do not exceed 1.05% of the average daily net assets for the Institutional Class shares. Accordingly, Total Fund Operating Expenses have been restated to reflect the fee waiver in effect. This expense limitation agreement will continue in effect until January 31, 2018. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The Fund may have Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement higher than these expense caps as a result of any sales, distribution and other fees incurred under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Investment Company Act"), acquired fund fees and expenses or other expenses (such as taxes, interest, brokerage commissions and extraordinary items) that are excluded from the calculation.